Taxes (Details) - Schedule of Income/(loss) Before Provision for Income Taxes - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Income/(loss) Before Provision for Income Taxes [Abstract]
PRC	$ 526,142	$ 844,611
Foreign	(497)	(396)
Total Income before income taxes	$ 525,645	$ 844,215